PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	¥ 206,016		¥ 395,566
Accumulated depreciation and amortization	103,468		248,373
Property, equipment and software, net	102,548		147,193		$ 16,092
Depreciation and amortization expenses	43,236	$ 6,785	91,772	¥ 125,850
Building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	38,464		38,464
Computer and transmission equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	15,757		156,991
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	36,273		54,117
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	50,951		70,276
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	¥ 64,571		¥ 75,718